UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 2/04/09
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $224,339  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


                                                         Market Value
Other   Voting
Issuer                              Class     Cusip      x 1000
DiscretiQuantity ManagersAuthority

ABBOTT LABORATORIES CMN             COMMON    002824100     5948.6202
Sole    111460   None   Sole
ALTRIA GROUP, INC. CMN              COMMON    00209S103        40.662
Sole      2700   None   Sole
AMERICAN STATES WATER CO CMN        COMMON    29899101        178.092
Sole      5400   None   Sole
APPLE, INC. CMN                     COMMON    037833100         8.535
Sole       100   None   Sole
AQUA AMERICA INC CMN                COMMON    03836W103     428.95082
Sole     20832   None   Sole
AT&T INC CMN                        COMMON    00206R102           114
Sole      4000   None   Sole
AUTOMATIC DATA PROCESSING, INC      COMMON    053015103       102.284
Sole      2600   None   Sole
BAXTER INTERNATIONAL INC CMN        COMMON    071813109       2947.45
Sole     55000   None   Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON    084670108          96.6
Sole         1   None   Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON    084670207       427.462
Sole       133   None   Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON    096627104        960.12
Sole     54000   None   Sole
BP P.L.C. SPONSORED ADR CMN         COMMON    055622104      9946.272
Sole    212800   None   Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON    110122108       11197.2
Sole    481600   None   Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON    118167105        526.08
Sole     41100   None   Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON    118230101      1144.875
Sole     35500   None   Sole
CALIFORNIA WATER SERVICE GROUP      COMMON    130788102       176.434
Sole      3800   None   Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON    149123101     2680.6467
Sole     60010   None   Sole
CHEVRON CORPORATION CMN             COMMON    166764100     2392.9295
Sole     32350   None   Sole
COACH INC CMN                       COMMON    189754104      3599.441
Sole    173300   None   Sole
COCA-COLA COMPANY (THE) CMN         COMMON    191216100        0.9054
Sole        20   None   Sole
CONNECTICUT WATER SVC CMN           COMMON    207797101         94.44
Sole      4000   None   Sole
CONSOLIDATED EDISON INC CMN         COMMON    209115104       9.84929
Sole       253   None   Sole
COVIDIEN LTD. CMN                   COMMON    G2552X108       1866.36
Sole     51500   None   Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON    265026104         163.2
Sole     12000   None   Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON    26985R104       177.096
Sole     37600   None   Sole
ELI LILLY & CO CMN                  COMMON    532457108      9761.448
Sole    242400   None   Sole
EMERSON ELECTRIC CO. CMN            COMMON    291011104        219.66
Sole      6000   None   Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON    29250X103     409.21965
Sole     16737   None   Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON    29250R106        507.45
Sole     19900   None   Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON    293792107    1024.74609
Sole     49433   None   Sole
EXXON MOBIL CORPORATION CMN         COMMON    30231G10     9580.71762
Sole    120014   None   Sole
GENERAL ELECTRIC CO CMN             COMMON    369604103       9224.28
Sole    569400   None   Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON    38141G104        16.878
Sole       200   None   Sole
GOOGLE, INC. CMN CLASS A            COMMON    38259P508      233.1987
Sole       758   None   Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON    416515104      2261.855
Sole    137750   None   Sole
HOSPIRA, INC. CMN                   COMMON    441060100     2413.5318
Sole     89990   None   Sole
JAMBA,INC. CMN                      COMMON    47023A101          6.88
Sole     16000   None   Sole
JOHNSON & JOHNSON CMN               COMMON    478160104     10344.607
Sole    172900   None   Sole
KIMBERLY CLARK CORP CMN             COMMON    494368103      6349.896
Sole    120400   None   Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON    494550106    4622.71725
Sole    101043   None   Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON    49455U100    4907.58498
Sole    122751   None   Sole
KRAFT FOODS INC CMN CLASS A         COMMON    50075N104      23.60115
Sole       879   None   Sole
LOEWS CORPORATION CMN               COMMON    540424108       10350.8
Sole    366400   None   Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON    559080106      1286.946
Sole     42600   None   Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON    58405U102   10563.24786
Sole    252046   None   Sole
MICROSOFT CORPORATION CMN           COMMON    594918104     194.94432
Sole     10028   None   Sole
MIDDLESEX WATER CO CMN              COMMON    596680108     114.85518
Sole      6666   None   Sole
NIKE CLASS-B CMN CLASS B            COMMON    654106103          2.04
Sole        40   None   Sole
NORFOLK SOUTHERN CORPORATION C      COMMON    655844108        53.637
Sole      1140   None   Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON    68268N103       1120.53
Sole     24600   None   Sole
PEPSICO INC CMN                     COMMON    713448108       142.402
Sole      2600   None   Sole
PFIZER INC. CMN                     COMMON    717081103    18640.6605
Sole   1052550   None   Sole
PHILIP MORRIS INTL INC CMN          COMMON    718172109     1424.9525
Sole     32750   None   Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON    726503105      1123.956
Sole     32400   None   Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON    742718109   15668.09354
Sole    253447   None   Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON    826552101      5349.696
Sole    126650   None   Sole
STANDARD & POORS DEP RCPTS SPD      COMMON    78462F10        194.016
Sole      2150   None   Sole
STATE STREET CORPORATION (NEW)      COMMON    857477103       330.372
Sole      8400   None   Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON    59563510         218.61
Sole      2250   None   Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON    86786L108        541.68
Sole     12000   None   Sole
TARGA RESOURCES PARTNERS LP CM      COMMON    87611X105         85.25
Sole     11000   None   Sole
TC PIPELINES, L.P. CMN              COMMON    87233Q108      1820.475
Sole     78300   None   Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON    872384102      748.5525
Sole     38250   None   Sole
TOOTSIE ROLL & IND. CMN             COMMON    890516107       0.71708
Sole        28   None   Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON    89051620         16.434
Sole       747   None   Sole
WALT DISNEY COMPANY (THE) CMN       COMMON    254687106     4605.1624
Sole    202960   None   Sole
WILLIAMS PARTNERS L. P. CMN         COMMON    96950F104       321.186
Sole     26900   None   Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON    96950K103       235.222
Sole     16600   None   Sole
WILLIAMS-SONOMA, INC. CMN           COMMON    969904101   37256.48646
Sole   4740011   None   Sole
WYETH CMN                           COMMON    983024100       101.277
Sole      2700   None   Sole
ZIMMER HLDGS INC CMN                COMMON    98956P102    4689.97302
Sole    116031   None   Sole

                                                          224338.9505